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                               AIM BALANCED FUND
                           AIM GLOBAL UTILITIES FUND
                              AIM HIGH YIELD FUND
                                AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                             AIM MONEY MARKET FUND
                            AIM MUNICIPAL BOND FUND
                             AIM SELECT GROWTH FUND
                                 AIM VALUE FUND


                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                       Supplement dated January 24, 2000
         To the Statement of Additional Information dated May 3, 1999, as revised October 1, 1999


           The following paragraph replaces in its entirety the eighth paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 4 of the Statement of Additional Information.

           "AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND may participate in the initial public offering ("IPO") market, and a significant portion of those Funds' returns may be attributable to their investments in IPOs. Investments in IPOs could have a magnified impact on a fund with a small asset base. There is no guarantee that as a fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs."